Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Reclassifications
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation and include:

•
Reclassification of internal use software with a net book value of $3.7 million from “Property and equipment, net” to “Intangible assets, net” in the consolidated balance sheet as of December 31, 2020, due to a change in accounting policy.

•
Reclassification of property and equipment with a net book value of $50.0 million from construction in progress to land, buildings and improvements, and furniture and equipment in Footnote 5, Property and Equipment as of December 31, 2020.

Significant Accounting Policies
Significant Accounting Policies
The Company’s significant accounting policies are described in Note 2 to the Company’s consolidated financial statements included in the 2020 Form
10-K.
There have been no material changes to the Company’s significant accounting policies, except for the adoption of ASU
2019-12
as explained below.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The Company adopted ASU
2019-12
on January 1, 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.

COVID-19 Pandemic
COVID-19
Pandemic
The global outbreak of the novel strain of the coronavirus known as
COVID-19
has resulted in governments worldwide enacting emergency measures to combat the spread of the virus.
In response to the outbreak, governmental authorities in the United States, Canada and internationally have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, non-essential
business closures, quarantines, self-isolations,
shelters-in-place
and social distancing. Management has been closely monitoring the impact of
COVID-19,
with a focus in the health and safety of the Company’s employees, business continuity and supporting its communities. The Company has enacted various measures to reduce the spread of the virus, including implementing social distancing at its cultivation facilities and dispensaries, enhancing cleaning protocols at such facilities and dispensaries and encouraging employees to adhere to preventative measures recommended by local, state, and federal health officials.